COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES

NOTE 12 – COMMITMENTS AND CONTINGENT LIABILITIES

Royalties to IIA:

Under the Company’s research and development agreements with the IIA and pursuant to applicable laws, the Company is required to pay royalties at the rate of 3% - 3.5% of sales of products developed with funds provided by the IIA, up to an amount equal to 100% of the IIA research and development grants received, totals to $1,164, including accrued interest at the SOFR rate. The Company is obligated to repay the IIA for the grants received only to the extent that there are sales of the funded products. The Company did not make any payments of royalties during the years ended December 31, 2023, 2022, or 2021. As of December 31, 2023, accrued royalties due to the IIA were immaterial.

Lamf Global Ventures Corp I [Member]
COMMITMENTS AND CONTINGENCIES

NOTE 6 – COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management is continuing to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations close of the IPO and/or search for a target company, the specific impact is not readily determinable as of the date of issuance of these audited consolidated financial statements. The audited consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In February 2022, Russia commenced a military action against the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against Russia. The invasion of Ukraine may result in market volatility that could adversely affect stock price and search for a target company. Further, the impact of this action and related sanctions on the world economy is not determinable as of the date of these consolidated financial statements and the specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these consolidated financial statements.

The escalation in October 2023 of the conflict between israel and Hamas also could cause disruptions to global economic conditions and effect the stability of the Middle East region. It is unknown how long the disruptions will continue and whether such disruption will become more severe. The impact of the conflict on the world economy is not determinable as of the date of these consolidated financial statements, and the specific impact on the Company’s financial condition, result of operations, and cash flows is also not determinable as of the date of these consolidated financial statements.

Registration Rights

The holders of the Founder Shares (and the Class A Shares into which they have been converted), Private Placement Units, Private Placement Shares, Private Placement Warrants, the Class A Shares underlying the Private Placement Warrants and Private Placement Units that may be issued upon conversion of the Working Capital Loans will have registration rights to require the Company to register a sale of any of the Company’s securities held by them pursuant to the registration rights agreement signed on the effective date of the IPO. The holders of these securities are entitled to make up to three demands, excluding short-form demands, that the Company register such securities. In addition, the holders have certain “piggyback” registration rights with respect to registration statements filed subsequent to the completion of the initial business combination.

At the closing of the Business Combination, LAMF, Nuvo, Holdco, Sponsor, Simon Horsman, Jeffrey Soros, Morgan Earnest, Christina Spade, Adriana Machado, and Michael Brown, as executive officers and/or directors of LAMF prior to the closing of the Business Combination, Keith Harris, as advisor to LAMF prior to the closing of the Business Combination, LAMF SPAC I LLC, Nweis Investments LLC, Atoe LLC, 10X LAMF SPC SPV LLC, 10X LLC, ASCJ Global LLC – Series 16, and Cohen Sponsor LLC – A16 RS, as the members of the Sponsor, certain Nuvo Shareholders, and the executive officers and directors of Nuvo prior to the closing of the Business Combination, will enter into the Registration Rights Agreement, pursuant to which, among other things, Holdco will agree to agree to register for resale, pursuant to Rule 415 under the Securities Act, of certain Holdco securities (the “Registrable Securities”) that are held by the parties thereto from time to time. The parties will be granted certain customary demand and piggyback registration rights under the Registration Rights Agreement, which are subject to customary terms and conditions, including with respect to cooperation and reduction of underwritten shelf takedown provisions, with respect to the securities of Holdco. Pursuant to the terms of the Non-Redemption Agreements, the Sponsor has agreed to assign its rights with respect to the shares to be transferred to the investors party to such agreements under the Registration Rights Agreement.

Business Combination Agreement

On August 17, 2023, the Company entered into a business combination agreement (the “Business Combination Agreement”) pursuant to which the Company will engage in a business combination transaction with Nuvo Group Ltd., a limited liability company organized under the State of Israel (“Nuvo”) (the “Business Combination”). The public company ultimately resulting from the completion of the Business Combination will be Holdco Nuvo Group D.G. Ltd., a limited liability company organized under the laws of the State of Israel (“Holdco”). The parties to the Business Combination Agreement are the Company, Nuvo, Holdco, Nuvo Assetco Corp., a Cayman Islands exempted company and a wholly owned subsidiary of Holdco, and H.F.N. Insight Merger Company Ltd., a limited liability company organized under the laws of the State of Israel and a wholly owned subsidiary of the Company.

Concurrently with the execution of the Business Combination Agreement, the Company entered into (a) a sponsor support agreement with the Sponsor and other Company insiders party thereto (the “Sponsor Parties”), Holdco, and Nuvo, pursuant to which the Sponsor Parties agreed to vote in favor of the adoption and approval of the Business Combination, be bound by certain other covenants and agreements related to the Business Combination, be bound by certain transfer restrictions with respect to their securities of the Company during the pendency of the Business Combination, and not redeem any Class A ordinary shares in connection with the Business Combination; and (b) a shareholder support agreement with Nuvo, Holdco and certain shareholders of Nuvo (“Nuvo Shareholders”), pursuant to which Nuvo Shareholders agreed, among other things, to vote in favor of the adoption and approval of the Nuvo Transaction, be bound by certain other covenants and agreements related to the Business Combination and be bound by certain transfer restrictions with respect to their Nuvo securities during the pendency of the Business Combination.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the IPO to purchase up to an additional 3,300,000 Units to cover over- allotments, if any, at the IPO price less underwriting discounts. On November 16, 2021, the underwriters elected to fully exercise the over-allotment option and purchased 3,300,000 Units.

The underwriters received a cash underwriting discount of two percent (2%) of the gross proceeds of 20,000,000 of the Units sold in the IPO or $4,000,000. The underwriters were originally entitled to deferred underwriting discounts of 2% of the gross proceeds of 2,000,000 Units, 3.5% of the gross proceeds of 22,000,000 Units, and 5.5% of the gross proceeds of all Units sold in the IPO ($9,915,000 in the aggregate) held in the Trust Account upon the completion of the initial business combination, subject to the terms of the underwriting agreement.

However, on September 22, 2023, Wells Fargo Securities, LLC, the sole book-running manager of the IPO, solely with respect to the Business Combination, waived its entitlement to the payment of all of its $9,915,000 deferred underwriting commissions for its previously completed role as underwriter of the IPO that would have become due upon the consummation of the Business Combination, without any consideration.

Consulting and Advisory Services Agreement

In connection with the IPO, the Company engaged Cohen & Company Capital Markets, a division of J.V.B. Financial Group, LLC (“CCM”), an affiliate of a passive member of the Sponsor, to provide consulting and advisory services in connection with the IPO, for which it received an advisory fee equal to 0.6% of the aggregate proceeds of the IPO. Affiliates of CCM have and manage investment vehicles with a passive investment in the Sponsor. Of such amount, $1,200,000 was paid at the closing of the IPO with the remainder deferred until the consummation of the Company’s initial Business Combination. Such amount was included as part of the offering costs for the IPO. The underwriters of the IPO agreed to reimburse the Company for this cost; a total of $1,175,000 was received from the underwriters at the time of closing of the IPO, and an additional $25,000 was paid by the underwriters to cover legal fees that were part of the offering costs. The Company also engaged CCM to provide consulting and advisory services in connection with the Company’s initial business combination for an additional fee for such services if provided equal 1.05% of the IPO proceeds. A reimbursement receivable and deferred advisory fee payable of $2,974,500 were reflected in the accompanying consolidated balance sheets. At December 31, 2023, the Company recorded an allowance for credit loss of $2,974,500 relating to the reimbursement receivable. The allowance for credit loss is included in the general and administrative costs in the consolidated statement of operations.